Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating Expenses
Selling, general and administrative		2,035	2,097
Total Operating Expenses		2,035	2,097
Loss from Operations		(2,035)	(2,097)
Other expense:
Loss on fair value changes of crypto assets		(186,970)
Other expenses		(2)
Total other expenses, net		(186,972)
Loss before income taxes		(189,007)	(2,097)
Provision for income tax
Net loss from continuing operations		(189,007)	(2,097)
Discontinued operations:
Net loss from discontinued operations, net of income taxes		(5,611)	(59,392)
Gain from disposal of discontinued operations, net of income taxes		258,828
Net income (loss) from discontinued operations		253,217	(59,392)
Net income (loss)		64,210	(61,489)
Less: Net loss attributable to noncontrolling interests		(1,601)	(21,441)
Net Income (Loss) Attributable to Digital Currency X Technology Inc.		65,811	(40,048)
Net income (loss)		64,210	(61,489)
Changes in post-employment and termination benefits			756
Foreign currency translation adjustment		(3,964)	(2,579)
Total comprehensive income (loss)		60,246	(63,312)
Less: Total comprehensive loss attributable to non-controlling interests		(2,745)	(20,489)
Total comprehensive income (loss) attributable to Digital Currency X Technology Inc.		$ 62,991	$ (42,823)
Weighted average number of ordinary shares
Basic weighted average ordinary shares outstanding	[1]	19,777,339	18,630
Diluted weighted average ordinary shares outstanding	[1]	19,777,339	18,630
Income (loss) per Share
Basic net income (loss) per share attributable to Digital Currency X Technology Inc.	[1]	$ 3.33	$ (2,149.65)
Diluted net income (loss) per share attributable to Digital Currency X Technology Inc.	[1]	$ 3.33	$ (2,149.65)

[1]	Retrospectively restated for the effect of the Share Consolidation